Financial Instruments (Details) - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended	12 Months Ended
	Nov. 12, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 26, 2021	Feb. 19, 2021	Jan. 08, 2021	Dec. 30, 2020	May 07, 2020	May 04, 2020	Apr. 22, 2020	Apr. 14, 2020	May 13, 2019
Financial Instruments [Abstract]
Percentage difference between carrying value and fair market value of fixed interest long-term debt		(2.00%)	(2.00%)
Share price (in dollars per share)				$ 0.70		$ 0.70	$ 1.70	$ 0.70		$ 1.92	$ 1.92	$ 1.92	$ 2.16	$ 3.40
Number of additional units that can be purchased (in shares)				4,285,714
Sales price of additional units that can be purchased (in dollars per share)				$ 0.70
Fair value of units issued (in dollars per share)				$ 0.77
Fair value measurement of units issued to former related party			$ 0	$ 596	$ 0
Fair value of option granted per unit (in dollars per share)				$ 0.13
Issuance of option for units				$ 543
Change in fair value of conversion option			$ 0	$ 4,924	$ 0
Piraeus Bank Loan Facility [Member] | LIBOR [Member]
Financial Instruments [Abstract]
Margin on variable rate	3.05%	2.95%	3.05%
Margin on variable Rrate based on certain emission reduction thresholds			2.95%
JDH Notes [Member]
Financial Instruments [Abstract]
Conversion price (in dollars per share)		$ 1.20	$ 1.20	$ 1.20					$ 216
Second JDH Loan [Member]
Financial Instruments [Abstract]
Issuance of option for units				$ 543
Second JDH Loan [Member] | LIBOR [Member]
Financial Instruments [Abstract]
Margin on variable rate			6.00%
Carrying Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt		$ 7,350	$ 7,350
Fair Market Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt		$ 7,523	$ 7,523